FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL AND CAPITAL RISK MANAGEMENT
Revenues derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco	¥ 14,031,533	¥ 12,253,624	¥ 13,946,612
Credit risk | Entities directly or indirectly owned or controlled by the PRC government including Chinalco
FINANCIAL AND CAPITAL RISK MANAGEMENT
Revenues derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco	¥ 39,759,000	¥ 30,940,000	¥ 31,818,000